Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Federal funds sold and interest-bearing deposits	$ 44	$ 39
Federal Home Loan Bank stock	165	159
Securities:
Taxable	2,183	2,443
Tax-exempt	355	460
Total securities	2,538	2,903
Loans:
SBA loans	2,467	2,660
SBA 504 loans	1,676	1,911
Commercial loans	19,329	17,322
Residential mortgage loans	8,898	7,013
Consumer loans	2,301	1,947
Total loans	34,671	30,853
Total interest income	37,418	33,954
INTEREST EXPENSE
Interest-bearing demand deposits	430	383
Savings deposits	856	710
Time deposits	2,777	2,191
Borrowed funds and subordinated debentures	3,243	3,245
Total interest expense	7,306	6,529
Net interest income	30,112	27,425
Provision for loan losses	2,550	2,350
Net interest income after provision for loan losses	27,562	25,075
NONINTEREST INCOME
Branch fee income	1,469	1,505
Service and loan fee income	1,260	1,370
Gain on sale of SBA loans held for sale, net	975	628
Gain on sale of mortgage loans, net	1,139	1,650
BOLI income	559	347
Net security gains	433	390
Other income	844	714
Total noninterest income	6,679	6,604
NONINTEREST EXPENSE
Compensation and benefits	12,750	12,251
Occupancy	2,478	2,571
Processing and communications	2,461	2,309
Furniture and equipment	1,510	1,478
Professional services	748	828
Loan costs	780	822
OREO expenses	485	458
Deposit insurance	677	666
Advertising	998	747
Other expenses	1,801	1,867
Total noninterest expense	24,688	23,997
Income before provision for income taxes	9,553	7,682
Provision for income taxes	3,145	2,567
Net income	6,408	5,115
Preferred stock dividends and discount accretion		988
Income available to common shareholders	$ 6,408	$ 4,127
Net income per common share - Basic	$ 0.82	$ 0.55
Net income per common share - Diluted	$ 0.81	$ 0.53
Weighted average common shares outstanding - Basic	7,856	7,547
Weighted average common shares outstanding - Diluted	7,945	7,810